Accumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income/(loss)
Changes in accumulated other comprehensive income/(loss) for the periods presented in this report were as follows:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial gain/(loss) relating to pension	Share in unrealized gains from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in debt component on Archer facility	Total
Balance as at December 31, 2017 (Predecessor)	31	36	(26)	15	2	—	58
Adoption of accounting standard update	(31)	—	—	—	—	—	(31)
Balance as at January 1, 2018 (Predecessor)	—	36	(26)	15	2	—	27
Reset accumulated other comprehensive (loss)/income	—	(36)	26	(15)	(2)	—	(27)
Balance as at July 1, 2018 (Predecessor)	—	—	—	—	—	—	—

Other comprehensive income/(loss) before reclassifications	—	—	1	(5)	—	(3)	(7)
Balance as at December 31, 2018 (Successor)	—	—	1	(5)	—	(3)	(7)
Other comprehensive (loss)/income	—	—	(1)	(8)	—	3	(6)
Balance as at December 31, 2019 (Successor)	—	—	—	(13)	—	—	(13)